United States
Securities and Exchange Commission
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09092

First Eagle Variable Funds
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas
New York, New York 10105-4300
(Address of principal executive offices) (Zip code)

Robert Bruno
First Eagle Variable Funds
1345 Avenue of the Americas
New York, New York 10105-4300
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 632-2700

Date of fiscal year end:  December 31, 2007

Date of reporting period:  March 31, 2007

Item 1. Schedule of Investments. - The schedule of investments for the three-month period ended March 31, 2007, is filed herewith.

First Eagle Overseas Variable Fund
SCHEDULE OF INVESTMENTS
March 31, 2007
(unaudited)

	Number		Cost		Value
	of Shares		(Note 1)		(Note 1)
		Common and Preferred Stocks (80.10%)

		Australia and New Zealand (0.93%)
	375,000	News and Media NZ Limited exchangeable preference shares (10)	$ 863,093		$ 1,554,473
	229,450	Spotless Group Limited (8)	763,178		860,984
			1,626,271		2,415,457

		Belgium (0.67%)
	55,000	Deceuninck (1)	962,375		1,724,975

		Brazil (0.55%)
	15,930	Petroleo Brasiliero SA ADR (3)	1,188,445		1,423,346

		Canada (0.39%)
	19,899	EnCana Corporation (3)	283,701		1,007,486

		Chile (0.27%)
	450,000	Quinenco SA (8)	181,973		687,946

		France (21.02%)
	45,034	Wendel Investissement (7)	1,343,045		7,640,864
	102,361	Sodexho Alliance SA (1)	2,840,503		7,503,632
	166,710	Vivendi Universal SA (10)	5,371,498		6,782,629
	38,071	Robertet SA (2)	4,870,662		6,211,999
	51,850	Sanofi-Aventis (6)	4,487,515		4,514,472
	57,140	Rémy Cointreau SA (2)	1,614,727		3,860,831
	27,045	L'Oréal SA (2)	2,043,778		2,956,281
	25,590	Essilor International SA (6)	1,544,321		2,943,378
	14,760	Neopost SA (8)	805,142		2,112,260
	27,660	Total SA (3)	1,905,461		1,940,327
	56,630	Télévision Française 1 SA (10)	1,722,990		1,898,038
	5,000	Société Foncière Financière et de Participations (7)	1,092,040		1,373,159
	11,930	Laurent-Perrier (2)	309,190		1,360,070
	17,240	Zodiac SA (8)	966,820		1,242,345
	720	Société Sucrière de Pithiviers-le-Vieil (2)	194,784		684,667
	8,340	Carrefour SA (2)	426,910		610,699
	5,460	Cap Gemini SA (13)	188,655		416,168
	18,000	Sabeton SA (7)	229,529		294,907
	2,000	Didot-Bottin SA (7)	126,999		144,444
			32,084,569		54,491,170

		Germany (1.51%)
	35,820	Fraport AG (14)	1,402,983		2,619,578
	10,000	Hornbach Holding AG Pfd. (12)	407,400		1,169,733
	1,360	Vossloh AG (14)	66,090		130,799
			1,876,473		3,920,110

		Hong Kong (1.06%)
	148,890	Guoco Group Limited (7)	1,915,559		2,094,157
	366,510	Shaw Brothers (Hong Kong) Limited (10)	250,559		667,009
			2,166,118		2,761,166

		Indonesia (0.12%)
	535,000	PT Bat Indonesia Tbk (a)(2)	562,762		313,671

		Italy (3.47%)
	219,860	Italcementi S.p.A. RNC (9)	1,019,058		4,307,855
	37,176	Italmobiliare S.p.A. RNC (9)	1,850,935		3,621,678
	122,080	Gewiss S.p.A. (8)	247,780		1,058,027
			3,117,773		8,987,560

		Japan (20.66%)
	91,070	Toyota Motor Corporation (1)	4,728,561		5,846,756
	2,412	NTT DoCoMo, Inc. (13)	3,810,696		4,471,224
	124,860	Shimano Inc. (1)	1,755,698		3,864,714
	81,700	Secom Company, Limited (8)	3,667,509		3,800,161
	61,700	Ono Pharmaceutical Company, Limited (6)	2,096,632		3,462,755
	474,700	Aioi Insurance Company, Limited (4)	1,764,164		3,318,056
	24,700	Hirose Electric Company, Limited (13)	2,985,214		2,976,182
	146,400	Matsushita Electric Industrial Company Limited (1)	2,976,252		2,956,633
	72,300	Kose Corporation (2)	2,076,324		2,139,490
	127,000	T. Hasegawa Company, Limited (2)	1,861,823		2,096,148
	46,460	Astellas Pharma Inc. (6)	1,961,640		2,006,946
	85,000	Secom Joshinetsu Company, Limited (8)	1,544,591		1,958,758
	200,000	NIPPONKOA Insurance Company, Limited (4)	706,596		1,717,687
	35,000	DyDo Drinco Inc. (2)	761,747		1,431,548
	31,180	Takefuji Corporation (4)	1,243,498		1,254,094
	55,000	Chofu Seisakusho Company, Limited (1)	749,181		1,180,910
	85,000	Chubu Nippon Broadcasting Company, Limited (10)	958,095		1,073,342
	45,450	Nitto Kohki Company, Limited (8)	840,487		1,060,886
	58,800	Cosel Company Limited (8)	1,036,254		1,050,000
	26,000	Meitec Corporation (8)	819,560		840,136
	5,770	ASAHI Broadcasting Corporation (10)	322,298		839,005
	10,200	Canon Inc. (13)	357,002		549,031
	15,730	Olympus Corporation (6)	311,675		539,047
	29,700	MISUMI Group Inc. (8)	552,563		532,883
	20,444	Mandom Corporation (2)	417,697		512,838
	2,200	Keyence Corporation (13)	533,699		497,432
	50,000	Sansei Yusoki Company, Limited (8)	388,364		493,622
	25,000	TKC Corporation (8)	429,716		437,925
	32,200	Seikagaku Corporation (6)	176,280		345,000
	50,000	Shingakukai Company, Limited (1)	385,310		309,099
			42,219,126		53,562,308

		Mexico (1.29%)
	143,780	Industrias Peñoles, SA de C.V. (11)	797,057		1,653,073
	315,350	Grupo Modelo SA de C.V. (2)	1,159,205		1,614,288
	1,730	Grupo Aeroportuario del Pacifico SA de C.V. ADR (14)	36,330		74,390
			1,992,592		3,341,751

		Netherlands (1.45%)
	66,080	Heineken Holding NV (2)	2,053,826		2,928,868
	24,570	Telegraaf Media Groep NV (10)	635,891		844,531
			2,689,717		3,773,399

		Singapore (1.41%)
	522,990	Haw Par Corporation Limited (8)	1,114,999		2,482,384
	79,070	United Overseas Bank Limited (4)	1,006,009		1,094,647
	522,960	Thai Beverage PCL (2)	86,144		84,465
			2,207,152		3,661,496

		South Korea (7.78%)
	15,790	Samsung Electronics Company, Limited Pfd. (13)	2,569,948		7,426,738
	182,677	SK Telecom Company, Limited ADR (13)	4,101,279		4,278,295
	100,000	Hyundai Pharmaceutical Industries Company, Limited (6)	887,888		2,816,752
	1,790	Lotte Confectionery Company, Limited (2)	717,288		2,292,677
	152,180	Daeduck GDS Company, Limited (13)	1,408,205		1,408,894
	11,110	SK Corporation (3)	693,924		1,091,161
	10,400	Tae Young Corporation (15)	314,047		641,157
	23,790	Daeduck Electronics Company, Limited (13)	141,260		195,468
	360	Fursys Inc. (8)	9,110		9,145
	547	Sam-A Pharmaceutical Company, Limited (6)	4,672		4,727
			10,847,621		20,165,014

		Spain (1.31%)
	45,082	Corporacion Financiera Alba SA (7)	1,331,407		3,391,587

		Switzerland (9.38%)
	20,000	Nestlé SA (2)	5,943,498		7,805,864
	73,240	Pargesa Holding SA (7)	3,727,213		7,701,208
	76,890	Kuehne & Nagel International AG (14)	999,835		6,338,011
	5,239	Affichage Holding (10)	817,225		1,045,596
	2,000	Edipresse SA (10)	675,882		989,650
	21,250	Micronas Semiconductor Holding AG (a)(13)	742,556		440,755
			12,906,209		24,321,084
		Thailand (0.22%)
	20,000	The Oriental Hotel Public Company, Limited (1)	88,922		255,927
	79,435	Bangkok Bank PCL NVDR (4)	255,491		245,044
	21,700	Bangkok Bank PCL (4)	70,551		70,040
			414,964		571,011
		United Kingdom (5.80%)
	680,369	Tesco Plc (12)	3,950,234		5,951,229
	221,830	WPP Group Plc (10)	2,802,421		3,363,146
	679,954	Vodafone Group Plc (13)	1,428,784		1,814,068
	74,760	Spirax-Sarco Engineering Plc (8)	408,788		1,518,354
	21,525	Anglo American Plc (11)	776,799		1,134,557
	73,550	Millennium & Copthorne Hotel Plc (1)	224,394		984,750
	82,710	JZ Equity Partners Plc (4)	135,051		282,548
			9,726,471		15,048,652
		United States (0.81%)
	65,170	News Corporation, Class 'A' (10)	959,740		1,506,730
	9,233	Liberty Global Inc. (a)(10)	213,087		304,043
	9,473	Liberty Global Inc. Series 'C' (a)(10)	205,530		290,253
			1,378,357		2,101,026

		Total Common and Preferred Stocks	129,764,076		207,670,215
	Ounces
		Commodity (4.15%)
	16,220	Gold bullion (a)	9,530,188		10,771,840

	Principal
	Amount
		Non U.S. Dollar Bonds (3.76%)
GBP	500,000	EMI Group Plc 8¼% due 5/20/2008 (10)	817,927		1,024,917
HKD	5,000,000	Hong Kong Government 3.34% due 12/19/2008 (5)	636,645		635,069
HKD	1,100,000	Hong Kong Government 2.52% due 3/24/2009 (5)	138,222		137,330
SGD	1,815,000	Singapore Government 2.375% due 10/01/2009 (5)	1,096,320		1,192,140
EUR	1,192,000	Waterford Wedgwood Plc 9⅞% due 12/01/2010 (b)(1)	1,445,560		1,538,441
MYR	2,109,000	Malaysian Government 3.756% due 4/28/2011 (5)	565,349		616,617
EUR	1,214,679	Republic of France O.A.T. I/L 3% due 7/25/2012 (c)(5)	1,586,343		1,725,182
EUR	500,000	UPC Holding BV 8⅝% due 1/15/2014 (b)(10)	584,525		703,833
EUR	850,000	UPC Holding BV 7¾% due 1/15/2014 (b)(10)	984,574		1,162,410
EUR	650,000	Ray Acquisition SCA 9⅜% due 3/15/2015 (b)(8)	784,543		999,743
		Total Non U.S. Dollar Bonds	8,640,008		9,735,682

		Short Term Investments (11.51%)
	$ 11,000,000	Hitachi Limited 5.42% due 4/02/2007	10,998,344		10,998,344
	1,424,000	Pitney Bowes Inc 5.22% due 4/02/2007	1,423,793		1,423,793
	3,962,000	BMW US Capital LLC 5.22% due 4/09/2007	3,957,404		3,957,404
	1,240,000	The Coca-Cola Company 5.22% due 4/09/2007	1,238,562		1,238,562
	7,500,000	The Estée Lauder Companies Inc. 5.25% due 4/13/2007	7,486,875		7,486,875
	2,291,000	The Estée Lauder Companies Inc. 5.24% due 4/16/2007	2,285,998		2,285,998
	2,466,000	The Estée Lauder Companies Inc. 5.25% due 5/01/2007	2,455,211		2,455,211
		Total Short Term Investments	29,846,187		29,846,187

		Total Investments (99.52%)	$ 177,780,459	*	258,023,924

		Liabilities in excess of other assets (0.48%)			1,243,478
		Net assets (100.00%)			$ 259,263,986
_______________
* At March 31, 2007 cost is substantially identical for both book and federal income tax purposes.

Foreign Currencies	Sector / Industry Classifications	Percent of Net Assets
EUR - euro	(1) Consumer Discretionary	10.09%
GBP - pound sterling	(2) Consumer Staples	14.23%
HKD - Hong Kong dollar	(3) Energy	2.11%
MYR - Malaysian ringgit	(4) Financials	3.08%
SGD - Singapore dollar	(5) Government Issues	1.66%
	(6) Health Care	6.41%
	(7) Holding Companies	8.73%
	(8) Industrials	8.16%
	(9) Materials	3.06%
	(10) Media	9.28%
	(11) Precious Metals	5.23%
	(12) Retail	2.75%
	(13) Technology and Telecommunications	9.44%
	(14) Transportation	3.53%
	(15) Utilities	0.25%

(a) Non-income producing security.
(b) All or a portion of this security is exempt from registration under the Securities Act of 1933 and may only be sold to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.

(c) Inflation protected security.

First Eagle Overseas Variable Fund

NOTES TO SCHEDULE OF INVESTMENTS

(unaudited)

Significant Accounting Policies

First Eagle Variable Funds (the “Trust”) is an open-end, management investment company registered under the Investment Company Act of 1940, as amended. The Trust consists of one portfolio, First Eagle Overseas Variable Fund (the “Fund”). The Trust, formerly First Eagle SoGen Variable Funds, Inc., changed its name to First Eagle Variable Funds, Inc. effective December 31, 2002 with corresponding change to the name of the portfolio from First Eagle SoGen Overseas Variable Fund to First Eagle Overseas Variable Fund. The Trust is a Delaware statutory trust and was until April 13, 2004 a Maryland corporation operating under the name First Eagle Variable Funds, Inc.

Security valuation—The Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading. The Exchange is closed on the following days: New Year’s Day, Rev. Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share is computed by dividing the total current value of the assets of the Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio security (including an option), other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is normally valued at the price of the last sale on the exchange as of the close of business on the date on which assets are valued. If there are no sales on such date, such portfolio securities will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively), except if such unlisted security is traded on the NASDAQ in which case it is valued at its last sale price (or, if available in the case of NASDAQ securities, the NASDAQ Official Closing Price (“NOCP”)).

Commodities (such as physical metals) are valued at the price of the last sale on the COMEX exchange as of the close of business on the date on which the assets are valued. Forward currency contracts are valued at the current cost of covering or offsetting such contracts.

All bonds, whether listed on an exchange or traded in the over-the-counter market (and except for short-term instruments as described in the next sentence), for which market quotations are readily available are valued at the mean between the last bid and asked prices received from dealers in the over-the-counter market in the United States or abroad, except that when no asked price is available, bonds are valued at the last bid price alone. Short-term investments maturing in sixty days or less are valued at cost plus interest earned (or discount amortized, as the case may be), which is deemed to approximate value.

London closing exchange rates typically are used to convert foreign security prices into U.S. dollars. Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the relevant quotation on the exchange or market deemed by the Adviser to be the primary trading venue for that security. In the absence of such a quotation, a quotation from the exchange or market deemed by the Adviser to be the secondary trading venue for the particular security shall be used. The Fund uses pricing services to identify the market prices of publicly trade securities in its portfolio. When market prices are determined to be "stale" as a result of limited market activity for a particular holding, or in other circumstances when market prices are unavailable, such as for private placements, or determined to be unreliable for a particular holding, such holdings may be "fair valued" in accordance with procedures approved by the Board of Trustees. Additionally, with respect to foreign holdings, specifically in circumstances leading the Adviser to believe that significant events occurring after the close of a foreign market have materially affected the value of the Fund's holdings in that market, such holdings may be fair valued to reflect the events in accordance with procedures approved by the Board. The determination of whether a particular foreign investment should be fair valued will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and security-specific events. The values assigned to the Fund's holdings therefore may differ on occasion from reported market values. The Trust and the Adviser believe relying on the procedures described above will result in prices that are more reflective of the actual market value of portfolio securities held by the Fund.

Foreign currency translation—The market values of securities which are not traded in U.S. currency are recorded after translation to U.S. dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related dividends, interest and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

Item 2. Controls and Procedures.

a)
The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Eagle Variable Funds
By	\s\ Robert Bruno
Robert Bruno, Chief Operations and Financial Officer

Date: May 16, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	\s\ Robert Bruno
Robert Bruno, Chief Operations and Financial Officer		Date: May 16, 2007

\s\ John P. Arnhold
John P. Arnhold, President		Date: May 16, 2007